Business combinations (Acquisition from Huaneng Group) (Narrative) (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Other receivables and assets recorded for contingent consideration	¥ 615,013,000	¥ 0
Other non-current assets recorded for contingent consideration	244,533,000	0
Acquisition from Huaneng Group [member]
Disclosure of detailed information about business combination [line items]
Revenue	31,207,000,000
Net loss	1,051,000,000
Goodwill expected to be deductible for tax purposes	0
Fair value of contingent consideration from Huaneng Group	860,000,000	¥ 0
Other receivables and assets recorded for contingent consideration	615,000,000
Other non-current assets recorded for contingent consideration	245,000,000
Acquisition related cost	¥ 26,000,000
Shandong Power [member]
Disclosure of detailed information about business combination [line items]
Equity interests acquired by the Company	80.00%
Jilin Power [member]
Disclosure of detailed information about business combination [line items]
Equity interests acquired by the Company	100.00%
Heilongjiang Power [member]
Disclosure of detailed information about business combination [line items]
Equity interests acquired by the Company	100.00%
Zhongyuan Gas [member]
Disclosure of detailed information about business combination [line items]
Equity interests acquired by the Company	90.00%